--------------------------------------------------------------------------------

Alliance
Municipal
Trust

- California Portfolio

--------------------------------------------------------------------------------

                            Alliance Capital [LOGO](R)

Annual Report
June 30, 1999

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

STATEMENT OF NET ASSETS
June 30, 1999                    Alliance Municipal Trust - California Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                       Yield          Value
--------------------------------------------------------------------
           MUNICIPAL BONDS-93.3%
           CALIFORNIA-91.0%
           ABAG Finance
           Authority COP
           (Harker School
           Foundation)
           Series '98 VRDN
 $ 2,905   1/01/23 (b).................       3.40      $  2,905,000
           Alameda Contra-Costa
           School Finance
           Authority COP
           Series C VRDN
   6,020   7/01/25 (b).................       3.40         6,020,000
           Alameda County IDA
           (Heat & Control Inc.
           Project)
           Series '95A
           AMT VRDN
   4,900   11/01/25 (b)................       3.40         4,900,000
           Alameda County IDA
           (JMS Family Partnership
           Project)
           Series '95A
           AMT VRDN
   2,930   10/01/25 (b)................       3.40         2,930,000
           Alameda County IDA
           (Ream Enterprises
           Project)
           Series A AMT VRDN
   1,665   11/01/20 (b)................       3.40         1,665,000
           Alameda County TRAN
   7,000   7/07/00.....................       3.32         7,038,142
           California County IDR
           (S&P Investment
           Project)
           Series '98A
           AMT VRDN
   1,050   9/01/08 (b).................       3.35         1,050,000
           California Economic
           Development Authority
           (Marko Foam Products
           Inc.)
           Series '96 AMT VRDN
   2,855   10/01/26 (b)................       3.95         2,855,000
           California Economic
           Development Finance
           Authority
           (Valley Plating Works Inc.)
           Series '95 AMT VRDN
   5,735   10/01/20 (b)................       3.95         5,735,000
           California Educational
           Facilities Authority
           Revenue
           (University of Judaism)
           Series '98A VRDN
   4,500   12/01/28 (b)................       3.40         4,500,000
           California Health
           Facilities
           (Adventist Health
           System)
           Series '91A VRDN
   9,800   8/01/21 (b).................       3.40         9,800,000
           California HFA
           (Home Mortgage
           Revenue)
           Series D AMT
   5,000   4/30/00.....................       3.02         5,000,000
           California HFA
           (Multifamily Housing III)
           AMT VRDN
   6,500   8/01/33 (b).................       3.30         6,500,000
           California HFA
           (Single Family Mortgage
           Program)
           Series '99B AMT PPB
   2,255   2/01/00 (b).................       3.00         2,255,000
           California Infrastructure
           and Economic
           Development Bank
           (Nelson Name Plate Co.
           Project)
           Series '99 AMT VRDN
   3,000   5/01/14 (b).................       3.70         3,000,000
           California Pollution
           Control Finance
           Authority
           (Athens Disposal Co.,
           Inc. Project)
           Series '95A AMT
           VRDN
   4,600   1/01/16 (b).................       3.45         4,600,000
           California Pollution
           Control Finance
           Authority
           (Burrtec Waste Industries)
           Series '98A AMT
           VRDN
   1,800   5/01/05 (b).................       3.50         1,800,000

STATEMENT OF NET ASSETS
(continued)                      Alliance Municipal Trust - California Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                       Yield          Value
--------------------------------------------------------------------
           California Pollution
           Control Finance
           Authority
           (Burrtec Waste Project)
           Series '97B AMT
           VRDN
 $ 1,900   7/01/12 (b).................       3.50%     $  1,900,000
           California Pollution
           Control Finance
           Authority
           (Burrtec Waste Project)
           Series A AMT VRDN
   2,300   10/01/02 (b)................       3.50         2,300,000
           California Pollution
           Control Finance
           Authority
           (Calsan Inc. Project)
           Series '96A AMT
           VRDN
   4,515   12/01/11 (b)................       3.45         4,515,000
           California Pollution
           Control Finance
           Authority
           (Contra Costa Waste
           Services)
           Series A AMT VRDN
   5,725   12/01/10 (b)................       3.40         5,725,000
           California Pollution
           Control Finance
           Authority
           (CR & R Inc. Project)
           Series '95A AMT
           VRDN
   2,040   10/01/10 (b)................       3.45         2,040,000
           California Pollution
           Control Finance
           Authority
           (Edco Disposal Corp.
           Project)
           Series '96A AMT
           VRDN
   2,885   10/01/16 (b)................       3.45         2,885,000
           California Pollution
           Control Finance
           Authority
           (Escondido/Jemco
           Equipment)
           Series '98A AMT
           VRDN
   3,000   7/01/13 (b).................       3.45         3,000,000
           California Pollution
           Control Finance
           Authority
           (Gilton Solid Waste
           Management)
           Series '95A AMT
           VRDN
   2,100   12/01/05 (b)................       3.65         2,100,000
           California Pollution
           Control Finance
           Authority
           (Greenteam of San Jose
           Project)
           Series '97A AMT
           VRDN
   4,215   8/01/12 (b).................       3.45         4,215,000
           California Pollution
           Control Finance
           Authority
           (Homestake Mining)
           Series '84B VRDN
   3,100   5/01/04 (b).................       3.10         3,100,000
           California Pollution
           Control Finance
           Authority
           (New United Motor
           Manufacturing)
           Series '98A AMT
           VRDN
   2,000   4/01/18 (b).................       3.65         2,000,000
           California Pollution
           Control Finance
           Authority
           (Pacific Electric & Gas)
           Series '96C VRDN
   5,450   11/01/26 (b)................       3.00         5,450,000
           California Pollution
           Control Finance
           Authority
           (Pacific Electric & Gas)
           Series '96D VRDN
  10,100   11/01/26 (b)................       3.00        10,100,000
           California Pollution
           Control Finance
           Authority
           (Pacific Electric & Gas)
           Series '96G VRDN
   7,000   2/01/16 (b).................       3.05         7,000,000

                                 Alliance Municipal Trust - California Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                       Yield          Value
--------------------------------------------------------------------
           California Pollution
           Control Finance
           Authority
           (Pacific Electric & Gas)
           Series '97B AMT
           VRDN
 $22,600   11/01/26 (b)................       3.05%     $ 22,600,000
           California Pollution
           Control Finance
           Authority
           (Pacific Electric & Gas)
           Series '97C AMT
           VRDN
   5,000   11/01/26 (b)................       3.15         5,000,000
           California Pollution
           Control Finance
           Authority
           (Santa Clara Valley
           Industries)
           Series '98A VRDN
   2,000   3/01/18 (b).................       3.50         2,000,000
           California Pollution
           Control Finance
           Authority
           (Santa Fe Geothermal Inc.)
           Series '83 VRDN
   2,400   9/01/13 (b).................       3.15         2,400,000
           California Pollution
           Control Finance
           Authority
           (Shell Martinez Refining)
           Series '96A AMT
           VRDN
   3,000   10/01/31 (b)................       3.00         3,000,000
   7,700   10/01/31 (b)................       2.85         7,700,000
           California Pollution
           Control Finance
           Authority
           (Shell Oil Co.)
           AMT VRDN
   6,700   12/01/24 (b)................       3.00         6,700,000
           California Pollution
           Control Finance
           Authority
           (Shell Oil Co.)
           Series '94 AMT
           VRDN
  10,900   10/01/24 (b)................       3.00        10,900,000
           California Pollution
           Control Finance
           Authority
           (Taormina Industries,
           Inc. Project)
           Series '94A AMT
           VRDN
   3,160   8/01/14 (b).................       3.35         3,160,000
           California Pollution
           Control Finance
           Authority
           (Western Waste Project)
           Series '94A AMT
           VRDN
   1,400   10/01/06 (b)................       3.95         1,400,000
           California Pollution
           Control Finance
           Authority
           (Zanker Road Landfill)
           Series '99C AMT
           VRDN
   6,370   6/01/14 (b).................       3.50         6,370,000
           California Pollution
           Control Finance
           Authority
           Res. Rec.: (Colmac
           Energy Project)
           Series '90A AMT
           VRDN
  13,300   12/01/16 (b)................       3.35        13,300,000
           California Pollution
           Control Finance
           Authority Solid Waste
           (Atlas Disposal
           Industries LLC)
           Series '99A AMT
           VRDN
   2,400   5/01/19 (b).................       3.80         2,400,000
           California Pollution
           Control Finance
           Authority Solid Waste
           (BLT Enterprises)
           Series '99A AMT
           VRDN
   4,000   4/01/14 (b).................       3.45         4,000,000

STATEMENT OF NET ASSETS
(continued)                      Alliance Municipal Trust - California Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                       Yield          Value
--------------------------------------------------------------------
           California Pollution
           Control Finance
           Authority Solid Waste
           (Browing Ferris
           Industries)
           Series A AMT VRDN
$ 10,000   9/01/19 (b).................       3.20%     $ 10,000,000
           California School
           Cash Reserve Program
           Authority
           Series '98A
  10,000   7/02/99.....................       3.75        10,000,201
           California School Cash
           Reserve Program
           Authority
           Series '99A
  15,000   7/03/00.....................       3.10        15,131,250
           California Statewide
           Community
           Development Authority
           (Aegis of Aptos Project)
           Series '98Y AMT VRDN
   5,000   6/01/33 (b).................       3.30         5,000,000
           California Statewide
           Community
           Development Authority
           (Artefex Project)
           Series '97E AMT
           VRDN
   2,475   7/01/17 (b).................       4.40         2,475,000
           California Statewide
           Community
           Development Authority
           (Biocol Investments)
           Series '97B AMT
           VRDN
   1,375   5/01/22 (b).................       4.40         1,375,000
           California Statewide
           Community
           Development Authority
           (Chino Basin Municipal
           Water Project)
           Series '90 AMT VRDN
   3,750   8/01/10 (b).................       3.25         3,750,000
           California Statewide
           Community
           Development Authority
           (Contech Construction)
           Series '89 AMT VRDN
   1,200   5/01/09 (b).................       3.35         1,200,000
           California Statewide
           Community
           Development Authority
           (Delaware Mesa Farms
           Project)
           Series '99A AMT
           VRDN
   2,500   5/01/19 (b).................       3.65         2,500,000
           California Statewide
           Community
           Development Authority
           (Kennerly-Spratling
           Project)
           Series '95A AMT
           VRDN
   2,470   6/01/20 (b).................       3.30         2,470,000
           California Statewide
           Community
           Development Authority
           (Lance Camper Project)
           Series '94B AMT
           VRDN
   3,225   12/01/14 (b)................       3.30         3,225,000
           California Statewide
           Community
           Development Authority
           (Lesaint Limited Partners)
           Series '98B VRDN
   2,660   3/01/18 (b).................       3.35         2,660,000
           California Statewide
           Community
           Development Authority
           (Pacific Bearings Co.
           Project)
           Series '96L AMT
           VRDN
   2,050   10/01/06 (b)................       4.40         2,050,000
           California Statewide
           Community
           Development Authority
           (Primary Color Project)
           Series '97F AMT
           VRDN
   1,930   7/01/17 (b).................       4.40         1,930,000

                                 Alliance Municipal Trust - California Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                       Yield          Value
--------------------------------------------------------------------
           California Statewide
           Community
           Development Authority
           (S.V.D.P. Management
           Inc. Project)
           VRDN
 $ 5,000   2/01/28 (b).................       3.30%     $  5,000,000
           California Statewide
           Community
           Development Authority
           (Tri-Valley Growers
           Project)
           Series '95E AMT
           VRDN
   5,500   12/01/10 (b)................       3.25         5,500,000
           California Statewide
           Community
           Development IDR
           (Integrated Rolling Co.)
           Series '99A AMT
           VRDN
   2,950   7/01/09 (b).................       3.70         2,950,000
           California Statewide
           Economic
           Development Authority
           (Pioneer Converting Inc.)
           AMT VRDN
   1,850   4/01/16 (b).................       3.40         1,850,000
           Chula Vista IDR
           (Sutherland/Palumbo
           Project)
           AMT VRDN
   2,725   12/01/21 (b)................       3.95         2,725,000
           City of West Hollywood
           Public Facilities Corp.
           COP
           Series '98 VRDN
   3,340   2/01/25 (b).................       3.85         3,340,000
           Commerce Joint Powers
           (Precision Wire
           Productions)
           AMT VRDN
   2,265   11/01/14 (b)................       3.40         2,265,000
           Contra Costa COP
           (Concord Healthcare
           Center Inc.)
           AMT VRDN
   3,465   12/01/12 (b)................       3.50         3,465,000
           Contra Costa County
           MFHR
           (Park Regency Partners)
           Series '92A AMT
           VRDN
  17,300   8/01/32 (b).................       3.15        17,300,000
           Fairfield IDA
           (Aitchison Family
           Partnership)
           VRDN
   3,500   4/01/12 (b).................       3.40         3,500,000
           Fillmore COP
           (Water Systems Refing &
           Capital Project)
           Series '97 VRDN
   7,345   5/01/29 (b).................       3.45         7,345,000
           Foothill/Eastern
           Transportation
           Authority
           (California Toll Road
           Revenue)
           Series '95D VRDN
  12,500   1/02/35 (b).................       3.40        12,500,000
           Foothill/Eastern
           Transportation
           Authority
           (California Toll Road
           Revenue)
           Series B VRDN
   5,100   1/02/35 (b).................       3.35         5,100,000
           Foothill/Eastern
           Transportation
           Authority
           (California Toll Road
           Revenue)
           Series E VRDN
   9,000   1/02/35 (b).................       3.35         9,000,000
           Hacienda LA Puente
           Unified School District
           COP
           (Adult Education Facility
           Financing Project)
           VRDN
   1,785   10/01/09 (b)................       3.95         1,785,000
           Indio Housing
           Authority MFHR
           (Olive Courts Apts.)
           Series '96 AMT VRDN
     500   12/01/26 (b)................       3.55           500,000

STATEMENT OF NET ASSETS
(continued)                      Alliance Municipal Trust - California Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                       Yield          Value
--------------------------------------------------------------------
           Indio Housing
           Authority MFHR
           (Smoketree Apts.)
           Series A VRDN
 $ 9,325   12/01/07 (b)................       3.30%     $  9,325,000
           Irvine Assessment
           District
           Series '85-7 VRDN
   6,950   9/02/11 (b).................       3.10         6,950,000
           Los Angeles County
           COP
           (Belmont Learning
           Complex)
           Series '97A VRDN
   1,450   12/01/17 (b)................       3.00         1,450,000
           Los Angeles County
           Housing Authority
           MFHR
           (Canyon Country Villas)
           Series '85H VRDN
  15,000   12/01/07 (b)................       3.35        15,000,000
           Los Angeles County
           Housing Authority
           MFHR
           (Diamond Park Apts.
           Project)
           Series '87A AMT
           VRDN
  14,200   2/01/09 (b).................       3.35        14,200,000
           Los Angeles County
           Housing Authority
           MFHR
           (Valencia Village Project)
           Series '84 VRDN
  12,300   10/01/14 (b)................       3.30        12,300,000
           Los Angeles County
           TRAN
  10,100   6/30/00.....................       3.32        10,166,256
           Los Angeles IDA
           (Delta Tav Data
           Systems Inc.)
           Series '98 AMT VRDN
   3,800   8/01/23 (b).................       3.30         3,800,000
           Mission Viejo
           Community
           Development Authority
           (Mission Viejo Mall
           Improvement)
           Series '99A VRDN
  10,000   9/01/28 (b).................       3.20        10,000,000
           Monrovia
           Redevelopment Agency
           (Holiday Inn Hotel
           Project)
           Series '84 VRDN
   4,300   12/01/14 (b)................       3.30         4,300,000
           Northern California
           Power Agency
           (Geothermal Project)
           Series B AMBAC
   5,905   7/01/99.....................       3.57         5,905,000
           Oceanside Housing
           Authority MFHR
           (Riverview Springs Apts.)
           Series '90A AMT
           VRDN
  16,400   7/01/20 (b).................       4.45        16,400,000
           Panama-Buena Vista
           (Unified School District
           Capital Improvement
           Financing Project)
           VRDN
   5,000   6/01/24 (b).................       4.00         5,000,000
           Petaluma Housing
           Authority HFA MFHR
           (Oakmont at Petaluma)
           Series '96A AMT
           VRDN
     800   4/01/26 (b).................       3.50           800,000
           Pleasant Hill
           Redevelopment
           Agency MFHR
           (Chateau III Project)
           Series '96A AMT
           VRDN
   2,260   8/01/26 (b).................       3.50         2,260,000
           Redondo Beach
           Redevelopment
           Agency MFHR
           (McCandless Housing
           Project)
           Series '95A VRDN
   3,635   12/01/25 (b)................       3.40         3,635,000
           Riverside County IDR
           (Advanced Business
           Forms)
           Series '89 AMT VRDN
   1,400   4/05/14 (b).................       3.70         1,400,000

                                 Alliance Municipal Trust - California Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                       Yield          Value
--------------------------------------------------------------------
           Riverside County IDR
           (Cryogenic Partners)
           Series '89 AMT VRDN
 $ 1,400   7/05/14 (b).................       3.70%     $  1,400,000
           Riverside County IDR
           (Riverfront Cresteel
           Project)
           Series '89 AMT VRDN
   2,550   4/01/09 (b).................       3.70         2,550,000
           Roseville County High
           School District COP
           (Northwest Roseville
           Land Project)
           Series '91 VRDN
   2,935   8/01/06 (b).................       4.05         2,935,000
           Sacramento County
           Airport Facility
           (Cessna Aircraft Co.)
           Series '98 AMT VRDN
   3,700   11/01/28 (b)................       3.55         3,700,000
           Sacramento County
           COP
           (Administration Center &
           Courthouse Project)
           Series '90 VRDN
   5,885   6/01/20 (b).................       3.35         5,885,000
           Sacramento County
           HFA MFHR
           (Grouse Run Apts.)
           Series '90 VRDN
   6,500   6/01/10 (b).................       3.40         6,500,000
           San Bernardino
           Housing County HFA
           MFHR
           (Mountain View Apts.)
           Series '97A VRDN
   6,000   3/01/27 (b).................       3.55         6,000,000
           San Diego Area Local
           Governments
           (Pooled Transportation)
           Series '99A
  10,000   6/30/00.....................       3.15        10,082,100
           San Diego HFA MFHR
           (Paseo Point Apts.)
           Series A VRDN
   9,000   8/01/15 (b).................       3.85         9,000,000
           San Dimas Community
           Redevelopment Agency
           (San Dimas Commerce
           Center)
           Series '83 VRDN
     110   12/01/13 (b)................       3.20           110,000
           San Jose HFA MFHR
           (Timberwood Apts.)
           VRDN
   5,360   2/01/20 (b).................       3.20         5,360,000
           San Jose Redevelopment
           Agency MFHR
           (San Fernando Apts.)
           Series '98A AMT
           VRDN
   8,000   12/01/28 (b)................       3.35         8,000,000
           San Luis Obispo
           County TRAN
  10,500   7/07/99.....................       3.56        10,501,149
           Santa Clara County
           Hospital Facilities
           (Aces El Comino
           Hospital District)
           Series B VRDN
   7,400   8/01/15 (b).................       3.25         7,400,000
           Santa Fe Springs IDR
           (Metal Center Inc.
           Project)
           Series '89A AMT
           VRDN
   2,400   7/01/14 (b).................       3.65         2,400,000
           Simi Valley Housing
           Authority MFHR
           (Shadowridge Apts.)
           Series '89 VRDN
   5,000   9/01/19 (b).................       3.40         5,000,000
           South Coast Local
           Education TRAN
           Series '99 MBIA
  10,000   6/30/00.....................       3.35        10,062,700
           Upland Community
           Redevelopment Agency
           MFHR
           (Northwoods 156)
           Series A VRDN
   5,800   3/01/14 (b).................       3.15         5,800,000

STATEMENT OF NET ASSETS
(continued)                      Alliance Municipal Trust - California Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                       Yield          Value
--------------------------------------------------------------------
           Upland Community
           Redevelopment Agency
           MFHR
           (Northwoods 168)
           Series B VRDN
 $ 3,185   3/01/14 (b).................       3.15%     $  3,185,000
                                                        ------------
                                                         596,466,798
                                                        ------------
           PUERTO RICO-2.3%
           Puerto Rico Government
           Development Bank
           Series '85 MBIA VRDN
   7,000   12/01/15 (b)................       3.00         7,000,000
           Puerto Rico Highway &
           Transportation
           Series '98A AMBAC
           VRDN
   8,000   7/01/28 (b).................       3.10         8,000,000
                                                        ------------
                                                          15,000,000
                                                        ------------
           Total Municipal Bonds
           (amortized cost
           $611,466,798)...............                  611,466,798
                                                        ------------
           COMMERCIAL PAPER-10.3%
           CALIFORNIA-9.2%
           Los Angeles County MTA
           Capital Asset Lease
           Revenue
  16,650   7/16/99.....................       3.05        16,650,000
           Los Angeles County
           MTA
           Sales Tax Revenue
           Series A
   5,300   7/20/99.....................       3.15         5,300,000
           Northern California
           Transmission Agency
           Series B
  32,600   7/15/99.....................       3.05        32,600,000
           University of California
           Board of Regents
           Series A
   6,000   9/09/99.....................       3.00         6,000,000
                                                        ------------
                                                          60,550,000
                                                        ------------
           PUERTO RICO-1.1%
           Puerto Rico Government
           Development Bank
   7,000   9/08/99.....................       3.10         7,000,000
                                                        ------------
           Total Commercial Paper
           (amortized cost
           $67,550,000)................                   67,550,000
                                                        ------------
           TOTAL INVESTMENTS-103.6%
           (amortized cost
           $679,016,798)...............                  679,016,798
           Other assets less
           liabilities-(3.6%)..........                  (23,373,195)
                                                        ------------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           655,667,600 shares
           outstanding)................                 $655,643,603
                                                        ============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC  American Municipal Bond Assurance Corporation
      AMT    Alternative Minimum Tax
      COP    Certificate of Participation
      HFA    Housing Finance Agency/Authority
      IDA    Industrial Development Authority
      IDR    Industrial Development Revenue
      MBIA   Municipal Bond Investors Assurance
      MFHR   Multi-Family Housing Revenue
      MTA    Metro Transit Authority
      TRAN   Tax & Revenue Anticipation Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 1999         Alliance Municipal Trust - California Portfolio
================================================================================

INVESTMENT INCOME
    Interest........................................................                $16,367,835
EXPENSES
    Advisory fee (Note B)...........................................  $2,590,077
    Distribution assistance and administrative service (Note C).....   2,058,125
    Transfer agency (Note B)........................................     178,709
    Custodian fees..................................................     106,738
    Registration fees...............................................      52,535
    Printing........................................................      40,071
    Audit and legal fees............................................      19,564
    Trustees' fees..................................................       2,467
    Miscellaneous...................................................      15,875
                                                                      ----------
    Total expenses..................................................                  5,064,161
                                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS..........................                $11,303,674
                                                                                    ===========

--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF CHANGES
IN NET ASSETS                    Alliance Municipal Trust - California Portfolio
================================================================================

                                                     Year Ended     Year Ended
                                                   June 30, 1999  June 30, 1998
                                                   -------------  -------------

INCREASE IN NET ASSETS FROM OPERATIONS
    Net investment income.........................  $ 11,303,674   $ 10,913,939
DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income.........................   (11,303,671)   (10,913,939)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
    Net increase (Note E).........................   233,179,409     65,315,989
                                                    ------------   ------------
    Total increase................................   233,179,412     65,315,989
NET ASSETS
    Beginning of year.............................   422,464,191    357,148,202
                                                    ------------   ------------
    End of year...................................  $655,643,603   $422,464,191
                                                    ============   ============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1999                    Alliance Municipal Trust - California Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio (the "Portfolio"), Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1999, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the year ended June 30, 1999.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $89,151 for the year ended June 30, 1999.

For the year ended June 30, 1999, the Fund's expenses were reduced by $1,002 under an expense offset arrangement with Alliance Fund Services.

NOTES TO FINANCIAL STATEMENTS
(continued)                      Alliance Municipal Trust - California Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1999, the distribution fee amounted to $1,295,039. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1999, such payments by the Portfolio amounted to $763,086, of which $95,000 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1999, the Portfolio had a capital loss carryforward of $23,997, of which $6,132 expires in 2000, $13,804 expires in 2002, $3,239 expires in 2003 and $822 expires in the year 2004.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 1999, capital paid-in aggregated $655,667,600. Transactions, all at $1.00 per share, were as follows:

                                                  Year Ended       Year Ended
                                                   June 30,         June 30,
                                                     1999             1998
                                                --------------   --------------

Shares sold....................................  1,644,768,715    1,649,193,927
Shares issued on reinvestments of dividends....     11,303,674       10,913,939
Shares redeemed................................ (1,422,892,980)  (1,594,791,877)
                                                --------------   --------------
Net increase...................................    233,179,409       65,315,989
                                                ==============   ==============

FINANCIAL HIGHLIGHTS             Alliance Municipal Trust - California Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each
Year

                                                                               Year Ended June 30,
                                                         -----------------------------------------------------------------
                                                           1999        1998           1997           1996           1995
                                                         --------    --------       --------       --------       --------
Net asset value, beginning of year ....................  $   1.00    $   1.00       $   1.00       $   1.00       $   1.00
                                                         --------    --------       --------       --------       --------
Income From Investment Operations
Net investment income .................................      .022        .027(a)        .027(a)        .029(a)        .027(a)
                                                         --------    --------       --------       --------       --------
Less: Dividends
Dividends from net investment income ..................     (.022)      (.027)         (.027)         (.029)         (.027)

                                                         --------    --------       --------       --------       --------
Net asset value, end of year ..........................  $   1.00    $   1.00       $   1.00       $   1.00       $   1.00
                                                         ========    ========       ========       ========       ========
Total Return
Total investment return based on net asset value (b) ..      2.20%       2.74%          2.76%          2.91%          2.78%

Ratios/Supplemental Data
Net assets, end of year (000's omitted) ...............  $655,644    $422,464       $357,148       $297,862       $236,479

Ratios to average net assets of:
    Expenses, net of waivers and reimbursements .......       .98%        .96%           .93%           .93%           .93%
    Expenses, before waivers and reimbursements .......       .98%        .97%           .96%           .94%          1.01%
    Net investment income .............................      2.18%       2.71%(a)       2.73%(a)       2.86%(a)       2.75%(a)

--------------------------------------------------------------------------------
(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

INDEPENDENT AUDITOR'S REPORT     Alliance Municipal Trust - California Portfolio
================================================================================

To the Board of Trustees and Shareholders
Alliance Municipal Trust - California Portfolio

We have audited the accompanying statement of net assets of the California Portfolio of Alliance Municipal Trust as of June 30, 1999 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the California Portfolio of Alliance Municipal Trust as of June 30, 1999, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


/s/ McGladrey & Pullen, LLP

McGladrey & Pullen, LLP
New York, New York
July 23, 1999

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

                                                                 ---------------
                                                                    BULK RATE
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                   New York, NY
                                                                 Permit No. 7131
                                                                 ---------------

Alliance Municipal Trust - California Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

-  -  -  -  -  -  -
1  #  1  #  3  0  #
-  -  -  -  -  -  -

For non-touch-tone telephones, call toll-free (800) 221-9513

Alliance Capital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTCAAR699